CONVERTIBLE NOTES (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011	Nov. 23, 2011 Convertible Notes [Member]	Dec. 31, 2012 Convertible Notes [Member]	Sep. 30, 2012 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt issued						$ 2,012,500
Number of Warrants	102,342,619		102,342,619		105,012,247	81,587,843
Proceeds from convertible note payable		1,750,000	1,750,000			1,750,000
Original issue discount						13.00%
Principal balance of convertible notes	46,750		164,469				46,750	164,469
Convertible notes payable, net of discount	$ 6,162		$ 105,175				$ 6,162	$ 105,175
Conversion price							$ 0.074	$ 0.074
Debt conversion, potential number of shares							631,757	2,222,554